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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         -------------------------
Phone:   (617) 261-9000
         -------------------------

Signature, Place, and Date of Signing:

   /s/ James J. Finnegan              Boston, Massachuetts     February 12, 2008
   -----------------------------    ------------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    028-01190                   Frank Russell Company
        ---------------         ------------------------------------
    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 71
                                        --------------------

Form 13F Information Table Value Total: 3,962,761
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         028-06536                    AEW Capital Management, Inc.
    ------        -----------------        -------------------------------------
    2         028-10256                    AEW Management and Advisors, L.P.
    ------        -----------------        -------------------------------------
    3         028-10257                    AEW Investment Group, Inc.
    ------        -----------------        -------------------------------------
    4         028-06808                    Natixis Global Asset Management, L.P.
    ------        -----------------        -------------------------------------

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                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    12/31/07

                                                                                                          VOTING AUTHORITY
                                            VALUE      SH or     SH/ PUT/   INVESTMENT      OTHER    -----------------------------
NAME OF ISSUER   TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN Call   DISCRETION     MANAGERS     SOLE     SHARED    NONE
---------------- -------------- --------- --------- ----------- --------- -------------- ----------- ---------- -------- ---------
Alexandria
 R.E. Equities   COM            015271109    28,366     279,000  SH       Shared-Defined 01 02 03 04     86,500      -     192,500
AMB Property
 Corp            COM            00163T109   152,948   2,657,200  SH       Shared-Defined 01 02 03 04  1,769,600      -     887,600
American Campus
 Communities     COM            024835100     4,001     149,000  SH       Shared-Defined 01 02 03 04    138,000      -      11,000
Apartment Invt
 & Mgmt          COM            03748R101    42,589   1,226,300  SH       Shared-Defined 01 02 03 04    981,500      -     244,800
Ashford
 Hospitality
 Trust           COM            044103109    17,260   2,400,500  SH       Shared-Defined 01 02 03 04  1,971,800      -     428,700
Avalon Bay
 Communities     COM            053484101   161,845   1,719,200  SH       Shared-Defined 01 02 03 04  1,248,600      -     470,600
Biomed Realty
 Trust Inc.      COM            09063H107    36,053   1,556,000  SH       Shared-Defined 01 02 03 04  1,321,200      -     234,800
Boston
 Properties Inc. COM            101121101   264,596   2,882,000  SH       Shared-Defined 01 02 03 04  2,074,800      -     807,200
Brandywine
 Realty Trust    COM            105368203    63,799   3,558,200  SH       Shared-Defined 01 02 03 04  2,457,800      -   1,100,400
Brookfield
 Properties      COM            112900105   124,253   6,454,700  SH       Shared-Defined 01 02 03 04  4,565,900      -   1,888,800
Camden Property
 Trust           COM            133131102   118,815   2,467,600  SH       Shared-Defined 01 02 03 04  1,811,800            655,800
CBL & Assoc.
 Properties      COM            124830100     2,750     115,000  SH       Shared-Defined 01 02 03 04    115,000      -           -
Cedar Shopping
 Centers         COM            150602209    17,815   1,741,400  SH       Shared-Defined 01 02 03 04  1,531,000      -     210,400
Corporate
 Office
 Properties      COM            22002T108    46,299   1,469,800  SH       Shared-Defined 01 02 03 04  1,237,100            232,700
DCT Industrial
 Trust Inc.      COM            233153105    65,932   7,081,800  SH       Shared-Defined 01 02 03 04  5,985,900      -   1,095,900
Developers
 Diversified     COM            251591103   107,139   2,798,100  SH       Shared-Defined 01 02 03 04  2,336,600      -     461,500
Digital Realty
 Trust           COM            253868103    20,478     533,700  SH       Shared-Defined 01 02 03 04    436,200      -      97,500
Dupont Fabros
 Technology      COM            26613Q106    39,953   2,038,400  SH       Shared-Defined 01 02 03 04  1,437,300      -     601,100
Eastgroup
 Properties      COM            277276101    4,436      106,000  SH       Shared-Defined 01 02 03 04    106,000      -           -
Entertainment
 Pptys Tr        COM            29380T105    12,290     261,500  SH       Shared-Defined 01 02 03 04    261,500      -           -
Equity
 Residential     COM            29476L107   209,677   5,749,300  SH       Shared-Defined 01 02 03 04  4,179,300      -   1,570,000
Extra Space
 Storage Inc.    COM            30225T102    34,467   2,412,000  SH       Shared-Defined 01 02 03 04  2,031,300      -     380,700
Federal Realty
 Invs Trust      COM            313747206   136,123   1,657,000  SH       Shared-Defined 01 02 03 04  1,112,000      -     545,000
First Potomac
 Realty Trust    COM            33610F109    32,498   1,879,600  SH       Shared-Defined 01 02 03 04  1,630,100      -     249,500
General Growth
 Properties      COM            370021107    62,132   1,508,800  SH       Shared-Defined 01 02 03 04  1,270,800      -     238,000
Glimcher Realty
 Trust           COM            379302102     2,801     196,000  SH       Shared-Defined 01 02 03 04    196,000                  -
HCP Inc.         COM            40414L109    68,590   1,972,100  SH       Shared-Defined 01 02 03 04  1,238,800      -     733,300
Healthcare
 Realty Trust
 Inc.            COM            421946104    22,435     883,600  SH       Shared-Defined 01 02 03 04    833,800      -      49,800
Highwoods
 Properties      COM            431284108    28,219     960,500  SH       Shared-Defined 01 02 03 04    820,300      -     140,200
Home Properties
 of NY Inc       COM            437306103    11,410     254,400  SH       Shared-Defined 01 02 03 04    208,300      -      46,100
Hospitality
 Properties      COM            44106M102    11,989     372,100  SH       Shared-Defined 01 02 03 04    322,900      -      49,200
Host Hotels &
 Resorts         COM            44107P104   146,711   8,609,800  SH       Shared-Defined 01 02 03 04  6,459,800      -   2,150,000
HRPT Properties
 Trust           COM            40426W101    40,032   5,178,800  SH       Shared-Defined 01 02 03 04  4,491,100      -     687,700
ISTAR Financial
 Inc             COM            45031U101    40,831   1,567,400  SH       Shared-Defined 01 02 03 04  1,358,500      -     208,900
Kilroy Realty
 Corp.           COM            49427F108    63,490   1,155,200  SH       Shared-Defined 01 02 03 04    995,500      -     159,700
Kimco Realty
 Corp.           COM            49446R109    47,768   1,312,300  SH       Shared-Defined 01 02 03 04  1,069,300      -     243,000

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
Kite Realty
 Group           COM            49803T102     6,003     393,100  SH       Shared-Defined 01 02 03 04    292,500      -     100,600
Lexington
 Realty Trust    COM            529043101     2,472     170,000  SH       Shared-Defined 01 02 03 04    170,000      -           -
Liberty
 Property Trust  COM            531172104   136,888   4,751,400  SH       Shared-Defined 01 02 03 04  3,397,600      -   1,353,800
Macerich
 Company (the)   COM            554382101   143,520   2,019,700  SH       Shared-Defined 01 02 03 04  1,456,100      -     563,600
Mack Cali
 Realty Corp     COM            554489104     5,624     165,400  SH       Shared-Defined 01 02 03 04    165,400      -           -
Mid-America
 Apartment       COM            59522J103     4,275     100,000  SH       Shared-Defined 01 02 03 04    100,000      -           -
Municipal
 Mortgage and
 Equity          COM            62624B101     1,610     108,500  SH       Shared-Defined 01 02 03 04    108,500      -           -
National Retail
 Properties      COM            637417106     5,260     225,000  SH       Shared-Defined 01 02 03 04    225,000      -           -
Nationwide
 Health
 Properties
 Inc.            COM            638620104    83,658   2,666,800  SH       Shared-Defined 01 02 03 04  2,209,900      -     456,900
Omega
 Healthcare
 Investors       COM            681936100    53,482   3,332,200  SH       Shared-Defined 01 02 03 04  2,844,800      -     487,400
Parkway
 Properties
 Inc/Md          COM            70159Q104     4,974     134,500  SH       Shared-Defined 01 02 03 04    134,500      -           -
Plum Creek
 Timber Co.      COM            729251108     9,355     203,200  SH       Shared-Defined 01 02 03 04    161,900      -      41,300
Prologis Trust   COM            743410102    94,487   1,490,800  SH       Shared-Defined 01 02 03 04  1,209,500      -     281,300
PS Business
 Parks Inc       COM            69360J107    27,547     524,200  SH       Shared-Defined 01 02 03 04    430,800      -      93,400
Public Storage
 Inc.            COM            74460D109   197,289   2,687,500  SH       Shared-Defined 01 02 03 04  1,937,700      -     749,800
Realty Income
 Corp            COM            756109104    17,066     631,600  SH       Shared-Defined 01 02 03 04    602,700      -      28,900
Regency Centers
 Corp.           COM            758849103   127,890   1,983,100  SH       Shared-Defined 01 02 03 04  1,367,600      -     615,500
Senior Housing
 Properties
 Trust           COM            81721M109    11,340     500,000  SH       Shared-Defined 01 02 03 04    500,000      -           -
Simon Property
 Group           COM            828806109   351,253   4,043,900  SH       Shared-Defined 01 02 03 04  2,965,200      -   1,078,700
Starwood Hotels
 & Resorts       COM            85590A401   112,704   2,559,700  SH       Shared-Defined 01 02 03 04  1,760,600            799,100
Tanger Factory
 Outlets         COM            875465106     3,922     104,000  SH       Shared-Defined 01 02 03 04    104,000      -           -
Taubman Centers
 Inc.            COM            876664103    55,358   1,125,400  SH       Shared-Defined 01 02 03 04    923,600      -     201,800
UDR Inc.         COM            902653104    24,844   1,251,600  SH       Shared-Defined 01 02 03 04  1,067,200      -     184,400
Ventas Inc.      COM            92276F100    4,186       92,500  SH       Shared-Defined 01 02 03 04     92,500      -           -
Vornado Realty
 Trust           COM            929042109   186,964   2,125,800  SH       Shared-Defined 01 02 03 04  1,559,700      -     566,100
Column Totals                             3,962,761 110,554,200                                      85,879,200      -  24,675,000